Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Staff costs:
Wages and salaries	759	802	815
Performance-related payments	184	99	160
Social security costs	113	102	112
Pensions costs: – defined contribution plans	65	67	67
–defined benefit plans(2)	38	38	35
Other share-based payments	1	4	7
Other personnel costs	42	34	41
	1,202	1,146	1,237
Other administration expenses	831	710	684
Depreciation, amortisation and impairment	507	569	545
	2,540	2,425	2,466
(1) Adjusted to reflect the presentation of discontinued operations as set out in Note 43.
(2) Pension costs for defined benefit plans include £5m for curtailment as set out in Note 30.

Deferred Performance Awards
’Performance-related payments’ include bonuses paid in cash and share awards granted under the arrangements described in Note 37. Included in this are equity-settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Share awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2021			Costs expected to be recognised in 2022 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	9	6	15
Shares	3	5	8	8	6	14
	6	10	16	17	12	29

Disclosure of Amount of Bonus Awarded to Employees
The following table shows the amount of bonus awarded to employees for the performance year 2021. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	156	79	—	—	156	79
–deferred	8	9	15	11	23	20
Shares award – not deferred	12	3	—	—	12	3
–deferred	8	8	14	11	22	19
Total discretionary bonus	184	99	29	22	213	121